Significant accounting policies - New Standards (Details) - ARS ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Standards and Interpretations issued by the IASB not in force
Retained earnings		$ 7,630
Income tax expense		$ 3,902	$ 1,594	$ 1,692
Increase (decrease) due to application of IFRS 15
New Standards and Interpretations issued by the IASB not in force
Service term period		24 months
Contractual assets	$ 781
Deferred tax liabilities	234
Retained earnings	547
Advances for mobile handsets acquisitions | Increase (decrease) due to application of IFRS 15
New Standards and Interpretations issued by the IASB not in force
Retained earnings	(48)
Retained earnings, before income tax	(68)
Income tax expense	(20)
Credit losses related to trade receivables | Increase (decrease) due to application of IFRS 9
New Standards and Interpretations issued by the IASB not in force
Retained earnings	(357)
Retained earnings, before income tax	(482)
Income tax expense	$ (125)